Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	$ 42,728,319	$ 42,513,324
Currency forward [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	10,115,938	9,684,333
Interest rate swap [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	22,266,317	22,014,527
Interest rate swap and cross currency swap [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	10,208,129	10,711,001
Call currency options [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	62,133	41,108
Put currency options [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	75,802	62,355
Demand [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments
Demand [Member] | Currency forward [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments
Demand [Member] | Interest rate swap [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments
Demand [Member] | Interest rate swap and cross currency swap [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments
Demand [Member] | Call currency options [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments
Demand [Member] | Put currency options [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments
Up to 1 month [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	6,036,759	3,485,979
Up to 1 month [Member] | Currency forward [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	3,785,602	2,713,040
Up to 1 month [Member] | Interest rate swap [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	1,905,526	602,352
Up to 1 month [Member] | Interest rate swap and cross currency swap [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	307,672	158,302
Up to 1 month [Member] | Call currency options [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	17,387	6,828
Up to 1 month [Member] | Put currency options [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	20,572	5,457
Over 1 month and up to 3 months [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	4,646,580	5,272,060
Over 1 month and up to 3 months [Member] | Currency forward [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	2,178,784	2,847,610
Over 1 month and up to 3 months [Member] | Interest rate swap [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	1,837,023	1,951,608
Over 1 month and up to 3 months [Member] | Interest rate swap and cross currency swap [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	584,427	436,814
Over 1 month and up to 3 months [Member] | Call currency options [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	18,726	9,360
Over 1 month and up to 3 months [Member] | Put currency options [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	27,620	26,668
Over 3 months and up to 12 months [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	10,152,075	11,864,062
Over 3 months and up to 12 months [Member] | Currency forward [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	3,562,216	3,581,429
Over 3 months and up to 12 months [Member] | Interest rate swap [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	5,208,401	5,662,946
Over 3 months and up to 12 months [Member] | Interest rate swap and cross currency swap [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	1,327,828	2,567,509
Over 3 months and up to 12 months [Member] | Call currency options [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	26,020	24,579
Over 3 months and up to 12 months [Member] | Put currency options [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	27,610	27,599
Over 1 year and up to 3 years [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	9,034,653	8,956,154
Over 1 year and up to 3 years [Member] | Currency forward [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	589,336	537,651
Over 1 year and up to 3 years [Member] | Interest rate swap [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	5,173,535	5,557,886
Over 1 year and up to 3 years [Member] | Interest rate swap and cross currency swap [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	3,271,782	2,857,645
Over 1 year and up to 3 years [Member] | Call currency options [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments		341
Over 1 year and up to 3 years [Member] | Put currency options [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments		2,631
Over 3 years and up to 5 years [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	5,615,734	5,334,866
Over 3 years and up to 5 years [Member] | Currency forward [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments		4,603
Over 3 years and up to 5 years [Member] | Interest rate swap [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	3,743,709	3,312,684
Over 3 years and up to 5 years [Member] | Interest rate swap and cross currency swap [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	1,872,025	2,017,579
Over 3 years and up to 5 years [Member] | Call currency options [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments
Over 3 years and up to 5 years [Member] | Put currency options [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments
Over 5 years [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	7,242,518	7,600,203
Over 5 years [Member] | Currency forward [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments
Over 5 years [Member] | Interest rate swap [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	4,398,123	4,927,051
Over 5 years [Member] | Interest rate swap and cross currency swap [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	2,844,395	2,673,152
Over 5 years [Member] | Call currency options [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments
Over 5 years [Member] | Put currency options [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments
Fair Value Assets [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	3,101,469	2,772,780
Fair Value Assets [Member] | Currency forward [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	535,630	505,463
Fair Value Assets [Member] | Interest rate swap [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	1,248,414	831,331
Fair Value Assets [Member] | Interest rate swap and cross currency swap [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	1,311,871	1,432,801
Fair Value Assets [Member] | Call currency options [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	1,665	2,726
Fair Value Assets [Member] | Put currency options [Member]
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of debt portfolio of derivative instruments [Line Items]
Derivative instruments	$ 3,889	$ 459